Variable Interest Entities (Details) $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) MW		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Variable Interest Entities (Textuals)
Securitization Bonds		$ 1,111.4		$ 1,416.5
Securitized Transition Assets		920.6		1,211.2
Redeemable Noncontrolling Interest		$ 69.4		0.0
Trent and Desert Sky Wind Farms [Member]
Variable Interest Entities (Textuals)
Non-Affiliate Interest		20.10%
AEP Ownership in LLCs		79.90%
Desert Sky and Trent PPA Period		12 years
Redeemable Noncontrolling Interest		$ 69.0
Trent and Desert Sky Wind Farms [Member] | Current Assets [Member]
ASSETS
Assets		6.8
Trent and Desert Sky Wind Farms [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		348.5
Trent and Desert Sky Wind Farms [Member] | Net Property Plant And Equipment [Member] | Non-Affiliate Contribution [Member]
ASSETS
Assets		84.0
Trent and Desert Sky Wind Farms [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		0.0
Trent and Desert Sky Wind Farms [Member] | Total Assets [Member]
ASSETS
Assets		355.3
Trent and Desert Sky Wind Farms [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		8.7
Trent and Desert Sky Wind Farms [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		6.2
Trent and Desert Sky Wind Farms [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		340.4
Trent and Desert Sky Wind Farms [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		355.3
Protected Cell Of Energy Insurance Services, Inc. [Member]
Variable Interest Entities (Textuals)
Insurance Premium Expense to Protected Cell		34.0		29.0		$ 28.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Assets [Member]
ASSETS
Assets		177.8		178.7
Protected Cell Of Energy Insurance Services, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		0.0		0.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		0.1		0.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Assets [Member]
ASSETS
Assets		177.9		178.7
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		38.6		36.4
Protected Cell Of Energy Insurance Services, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		85.3		95.2
Protected Cell Of Energy Insurance Services, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		54.0		47.1
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		$ 177.9		178.7
Transource Energy [Member]
Variable Interest Entities (Textuals)
Debt-to-Total Capitalization Maximum		67.50%
Proceeds from Partnership Contribution		$ 4.0		5.0		45.0
Transource Energy [Member] | Current Assets [Member]
ASSETS
Assets		25.7		17.4
Transource Energy [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		380.3		323.9
Transource Energy [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		1.9		3.1
Transource Energy [Member] | Total Assets [Member]
ASSETS
Assets		407.9		344.4
Transource Energy [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		19.9		12.4
Transource Energy [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		160.3		132.0
Transource Energy [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		227.7		200.0
Transource Energy [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		$ 407.9		344.4
AEP Credit, Inc. [Member]
Variable Interest Entities (Textuals)
Minimum Percentage of Equity AEP Provides		5.00%
Percentage Of Short Term Borrowing Needs In Excess Of Third Party Financings		20.00%
AEP Credit, Inc. [Member] | Current Assets [Member]
ASSETS
Assets		$ 974.2		926.3
AEP Credit, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		0.0		0.0
AEP Credit, Inc. [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		6.3		6.4
AEP Credit, Inc. [Member] | Total Assets [Member]
ASSETS
Assets		980.5		932.7
AEP Credit, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		923.5		872.0
AEP Credit, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		0.8		0.7
AEP Credit, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		56.2		60.0
AEP Credit, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		$ 980.5		932.7
PATH West Virginia Transmission Co, LLC [Member]
Variable Interest Entities (Textuals)
Percentage of Ownership of Allegheny Series by a Nonaffiliated Company		100.00%
Percentage of Debt in PATH's Stipulation Agreement		50.00%
Percentage of Equity Capital Structure in PATH's Stipulation Agreement		50.00%
Percentage of Cost of Long Term Debt for PATH's Stipulation Agreement		4.70%
Percentage of PATH WV's Lowered Authorized ROE		8.11%
Percentage of PATH WV's Previously Authorized ROE		10.40%
PATH-WV Refund		$ 11.4
PATH West Virginia Transmission Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		18.8		18.8
Maximum Exposure		18.8		18.8
PATH West Virginia Transmission Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		(1.4)		(2.0)
Maximum Exposure		(1.4)		(2.0)
PATH West Virginia Transmission Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		17.4		16.8
Maximum Exposure		$ 17.4		16.8
Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
AEP's Ownership In OVEC		43.47%
Approximate OVEC Generating Capacity (MWs) | MW		2,400
Intercompany Power Agreement End Date		2040
Outstanding Indebtedness		$ 1,400.0		1,400.0
Ohio Valley Electric Corporation [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		4.4		4.4
Maximum Exposure		4.4		4.4
Ohio Valley Electric Corporation [Member] | AEP's Ratio of OVEC Debt [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		0.0		0.0
Maximum Exposure	[1]	604.1		626.3
Ohio Valley Electric Corporation [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		4.4		4.4
Maximum Exposure		$ 608.5		630.7
Parent Company [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
AEP's Ownership In OVEC		39.17%
Great Plains Energy Inc. [Member] | Transource Energy [Member]
Variable Interest Entities (Textuals)
Equity and Voting Ownership Percentage		13.50%
Cleco Power, LLC [Member]
Variable Interest Entities (Textuals)
Percentage of VIE Sales of Lignite Produced		50.00%
AEP Transmission Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		$ 220.4		188.9		131.1
AEP Transmission Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		24.6		25.1
Maximum Exposure		24.6		25.1
Appalachian Power Co [Member]
Variable Interest Entities (Textuals)
Securitization Bonds		272.3		295.9
Securitized Transition Assets		258.7		282.3
Amount Of Power Purchased From OVEC		100.4		101.0		88.0
Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		295.6		268.8		244.2
Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		32.2		37.0
Maximum Exposure		32.2		37.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member]
Variable Interest Entities (Textuals)
Securitization Bonds		272.0		296.0
Securitized Transition Assets		259.0		282.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Assets [Member]
ASSETS
Assets		24.8		22.3
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		0.0		0.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		261.8	[2]	285.6	[3]
Variable Interest Entities (Textuals)
Intercompany Item Eliminated in Consolidation		3.0		3.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Assets [Member]
ASSETS
Assets		286.6		307.9
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		28.0		27.6
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		256.7		278.4
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		1.9		1.9
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		$ 286.6		307.9
Appalachian Power Co [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
Power Participation Ratio		15.69%
Outstanding Indebtedness		$ 218.0		226.0
Indiana Michigan Power Co [Member]
Variable Interest Entities (Textuals)
Amount Of Power Purchased From OVEC		$ 50.2		50.5		44.0
Indiana Michigan Power Co [Member] | Rockport Generating Plant (Unit No. 1) [Member]
Variable Interest Entities (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Variable Interest Entities (Textuals)
Payments Made by I&M to DCC Fuel		$ 113.0		136.0		101.0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Assets [Member]
ASSETS
Assets		77.6		102.5
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		122.3		179.9
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		58.4		86.3
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Assets [Member]
ASSETS
Assets		258.3		368.7
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		77.1		96.5
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		181.2		272.2
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		0.0		0.0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		258.3		368.7
Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		173.5		176.0		147.7
Indiana Michigan Power Co [Member] | Billings from AEP Generating Company [Member]
Variable Interest Entities (Textuals)
Billings from VIE		238.0		224.0		229.0
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		23.8		26.8
Maximum Exposure		23.8		26.8
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		$ 20.0		23.0
Indiana Michigan Power Co [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
Power Participation Ratio		7.85%
Outstanding Indebtedness		$ 109.0		113.0
Ohio Power Co [Member]
Variable Interest Entities (Textuals)
Securitization Bonds		47.8		94.5
Securitized Transition Assets		12.9		37.7
Amount Of Power Purchased From OVEC		127.5		128.2		111.7
Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		214.9		195.7		181.1
Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		23.9		27.4
Maximum Exposure		23.9		27.4
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member]
Variable Interest Entities (Textuals)
Securitization Bonds		48.0		95.0
Securitized Transition Assets		13.0		38.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Current Assets [Member]
ASSETS
Assets		29.5		28.7
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		0.0		0.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		24.2	[4]	71.0	[5]
Variable Interest Entities (Textuals)
Intercompany Item Eliminated in Consolidation		11.0		33.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Total Assets [Member]
ASSETS
Assets		53.7		99.7
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		48.5		47.9
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		3.9		50.5
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		1.3		1.3
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		$ 53.7		99.7
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
AEP's Ownership In OVEC		4.30%
Power Participation Ratio		19.93%
Outstanding Indebtedness		$ 277.0		287.0
Public Service Co Of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		121.5		114.7		111.0
Public Service Co Of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		13.2		18.7
Maximum Exposure		13.2		18.7
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Variable Interest Entities (Textuals)
Billings from VIE		152.0		137.0		162.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Assets [Member]
ASSETS
Assets		70.0		56.3
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		106.9		113.2
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		98.5		90.2
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Assets [Member]
ASSETS
Assets		275.4		259.7
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		31.1		49.1
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		244.0		211.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		0.3		(0.4)
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		275.4		259.7
Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		164.4		150.7		147.0
Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		18.4		20.8
Maximum Exposure		18.4		20.8
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Variable Interest Entities (Textuals)
Billings from VIE		$ 58.0		61.0		65.0
Percentage of VIE Sales of Lignite Produced		50.00%
Percentage of DHLCs Debt Guaranteed by Each SWEPCo and CLECO		50.00%
Percentage of Management Fee Received by SWEPCo from DHLC		100.00%
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		$ 7.6		7.6
Maximum Exposure		7.6		7.6
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		14.5		11.8
Maximum Exposure		14.5		11.8
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | SWEPCo's Share of Obligations [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		0.0		0.0
Maximum Exposure		167.6		144.3
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		22.1		19.4
Maximum Exposure		$ 189.7		163.7
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 1) [Member]
Variable Interest Entities (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 2) [Member]
Variable Interest Entities (Textuals)
Percentage Interest in Lease		50.00%
Transource Energy [Member]
Variable Interest Entities (Textuals)
Equity and Voting Ownership Percentage		86.50%
AEP Texas Inc. [Member]
Variable Interest Entities (Textuals)
Securitization Bonds		$ 791.2		1,026.1
Securitized Transition Assets		$ 649.1		891.2
Jointly Owned Utility Plant, Proportionate Ownership Share		54.69%
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member]
Variable Interest Entities (Textuals)
Securitization Bonds		$ 791.0		1,000.0
Securitized Transition Assets		636.8		869.5
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Current Assets [Member]
ASSETS
Assets		192.8		191.7
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets		0.0		0.0
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets		683.5	[6]	923.5	[7]
Variable Interest Entities (Textuals)
Intercompany Item Eliminated in Consolidation		47.0		54.0
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Total Assets [Member]
ASSETS
Assets		876.3		1,115.2
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		271.9		260.9
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		586.1		836.1
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		18.3		18.2
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity		876.3		1,115.2
AEP Texas Inc. [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		184.3		152.6		$ 142.3
AEP Texas Inc. [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		22.3		24.2
Maximum Exposure		$ 22.3		$ 24.2

[1]	Based on the Registrants’ power participation ratios APCo, I&M and OPCo’s share of OVEC debt was $218 million, $109 million and $277 million as of December 31, 2018 and $226 million, $113 million and $287 million as of December 31, 2017, respectively.
[2]	Includes an intercompany item eliminated in consolidation of $3 million.
[3]	Includes an intercompany item eliminated in consolidation of $3 million.
[4]	Includes an intercompany item eliminated in consolidation of $11 million.
[5]	Includes an intercompany item eliminated in consolidation of $33 million.
[6]	Includes an intercompany item eliminated in consolidation of $47 million.
[7]	Includes an intercompany item eliminated in consolidation of $54 million.